Related party transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 vessel	Aug. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Termination notice required by Revised Master Agreement	24 months
Number of vessels	1
Termination notice required upon sale of vehicle	3 months
Term of management payments due upon sale of vessel	3 months
Months of management fees due upon change of control	24 months
Contract termination fees | $	$ 0.2	$ 0.1
Accrued contract termination fees | $	$ 0.1	$ 0.1
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels		0	0	9
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels	111	113